Cover	Sep. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2021
Entity File Number	001-38608
Entity Registrant Name	SUMMIT WIRELESS TECHNOLOGIES, INC.
Entity Central Index Key	0001682149
Entity Tax Identification Number	30-1135279
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6840 Via Del Oro Ste. 280
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95119
City Area Code	408
Local Phone Number	627-4716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	WISA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false